PGIM Target Date 2055 Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 54.4%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	45,870	$575,674
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	86,462	3,618,423
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	91,239	793,777
		4,987,874
Fixed Income — 7.9%
PGIM Core Conservative Bond Fund (Class R6)	10,586	91,358
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	40,024	270,563
PGIM Total Return Bond Fund (Class R6)	30,463	365,550
		727,471
International Equity — 37.6%
PGIM Global Real Estate Fund (Class R6)	23,504	460,681
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	67,847	827,057
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	145,105	2,154,815
		3,442,553

Total Long-Term Investments (cost $8,056,147)		9,157,898

Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $39,593)	39,593	39,593

TOTAL INVESTMENTS 100.4% (cost $8,095,740)(wa)		9,197,491
Liabilities in excess of other assets (0.4)%		(32,257)

Net Assets 100.0%		$9,165,234

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2055 Fund